BORROWINGS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 HKD ($)
Borrowings
Total borrowings	$ 6,357,405	$ 815,094	$ 5,482,818
Banks
Borrowings
Total borrowings	$ 6,357,405		5,182,620
Other financial institutions
Borrowings
Total borrowings			$ 300,198